STATEMENT OF FINANCIAL POSITION (Parenthetical) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Intangible assets	£ 5,604,000	£ 368,000
Property, plant and equipment	111,604,000	10,524,000
Right of use assets, net of accumulated depreciation of 8,000 and nil for December 31, 2021 and 2020 respectively	£ 350,000	£ 7,379,000
Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	£ 0.001	£ 0.001
Accumulated depreciation and amortization
Condensed Balance Sheet Statements, Captions [Line Items]
Intangible assets	£ (571,000)	£ (303,000)
Property, plant and equipment	(18,572,000)	(7,491,000)
Right of use assets, net of accumulated depreciation of 8,000 and nil for December 31, 2021 and 2020 respectively	£ (8,000)	£ 0